Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Expenses
Consulting fees	$ 325	$ 223
Depreciation	202	210
Directors' fees, salaries and benefits	2,171	1,522
Exploration expenses	8,710	3,115
General and administrative	7,477	4,919
Professional fees	3,833	2,601
Adjustments for share-based payments	3,287	2,392
Share of loss in associate	116	0
Share of loss on investment in joint venture	40	59
Impairment of exploration and evaluation assets	1,809	0
Recovery on the receipt of mineral property option payments	(2,696)	(1,379)
Expenses (Income), by nature	25,274	13,662
Operating loss	(25,274)	(13,662)
Dividend income	856	802
Investment in NevGold - warrants	(180)	0
Gain on government loan forgiveness	0	10
Gain (loss) on modification of margin loan	(422)	834
Interest income	657	53
Other income	59	4
Accretion of rehabilitation provisions	(35)	(19)
Financing costs	(1,266)	(1,748)
Net foreign exchange gain (loss)	56	(683)
Net loss for the year before taxes	(25,549)	(14,409)
Current income tax expense	0	(11)
Deferred income tax recovery (expense)	(4,900)	1,220
Net loss for the year	(30,449)	(13,200)
Profit (loss), attributable to owners of parent	(28,761)	(13,200)
Non-controlling interests	(1,688)	0
Unrealized loss on short-term investments	(14)	(26)
Unrealized loss on long-term investments	(30,843)	(60,940)
Deferred tax recovery on long-term investments	4,196	8,227
Foreign currency translation adjustments	1,345	3,706
Total comprehensive loss for the year	(55,765)	(62,233)
Shareholders of the Company	(54,069)	(62,233)
Non-controlling interests	$ (1,696)	$ 0
Net loss per share, basic and diluted (in CAD per share)	$ (0.17)	$ (0.09)
Weighted average number of shares outstanding, basic and diluted (in shares)	171,903,909	154,045,370